UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 133.4%

Alabama — 4.3%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC)(a):
6.00%, 06/01/19	$2,985	$3,054,043
6.13%, 06/01/19	1,500	1,535,775
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	350	378,350

		4,968,168
California — 18.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	1,150	1,233,226
California Municipal Finance Authority, ARB, Senior Lien-Linxs APM Project, AMT, 4.00%, 12/31/47	780	740,041
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	720	803,225
2nd, 5.25%, 05/01/33	560	609,935
5.00%, 05/01/44	745	801,985
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.50%, 03/01/30	1,600	1,703,456
6.25%, 03/01/34	1,250	1,362,262
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,000	2,267,280
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	970	1,102,977
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	1,000	1,095,610
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	1,740	1,976,762
5.25%, 05/15/38	495	546,322
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 08/01/19 (a)	1,020	1,047,611
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	3,450	3,568,300
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,126,590

Security	Par (000)	Value
California (continued)
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	$490	$543,400
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	370	420,783

		20,949,765
Colorado — 2.4%
City & County of Denver Colorado, RB, Capital Appreciation Bonds Series, Series A-2, 0.00%, 08/01/38(b)	835	359,734
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	500	560,000
5.50%, 11/15/30	225	251,332
5.50%, 11/15/31	270	301,196
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	1,300	1,328,288

		2,800,550
Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	380	370,280

Delaware — 0.8%
County of Kent Delaware, RB, CHF Dover LLC, Delaware State University Project, Series A, 5.00%, 07/01/58	850	871,301

District of Columbia — 0.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	790	774,761

Florida — 13.5%
County of Broward Florida Airport System, ARB, Series A, AMT, 5.00%, 10/01/45	575	616,228
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,300,993
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,064,360
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	55	55,525

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	$50	$50,352
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	1,840	2,067,148
Series A, 5.50%, 10/01/42	2,125	2,319,289
Series B, AMT, 6.00%, 10/01/26	590	667,697
Series B, AMT, 6.00%, 10/01/27	775	875,556
Series B, AMT, 6.25%, 10/01/38	310	349,513
Series B, AMT, 6.00%, 10/01/42	410	458,638
County of Miami-Dade Florida, Refunding RB:
Seaport Department, Series D, AMT, 6.00%, 10/01/26	735	831,079
Water & Sewer System, Series B, 5.25%, 10/01/29	500	555,375
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,165	2,312,999
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,000	1,060,520
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	710	789,442

		15,374,714
Georgia — 0.1%
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.00%, 12/01/48	80	78,351

Hawaii — 2.0%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	1,000	1,082,860
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	250	274,240
5.25%, 08/01/26	810	884,423

		2,241,523
Idaho — 0.4%
Idaho Health Facilities Authority, Refunding RB, St. Luke’s Health System Project, Series A, 4.00%, 03/01/43	60	56,606

Security	Par (000)	Value
Idaho (continued)
Idaho State Building Authority, RB, Department of Health And Welfare Project, 4.00%, 09/01/48(c)	$470	$460,816

		517,422
Illinois — 19.1%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,010	1,070,176
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(a)	645	693,530
Series A, 5.75%, 01/01/39	125	132,469
Series C, 6.50%, 01/01/21(a)	3,680	4,014,107
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(a)	1,400	1,404,690
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,051,250
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	3,000	3,097,050
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,375	1,427,003
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,039,400
5.25%, 12/01/43	1,190	1,219,774
Illinois Finance Authority, RB, Series A:
Carle Foundation, 6.00%, 08/15/41	1,555	1,682,619
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/37	480	509,390
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	940	1,014,927
6.00%, 06/01/21	270	294,886
State of Illinois, GO:
5.25%, 02/01/32	1,000	1,032,280
5.50%, 07/01/33	1,500	1,581,720
5.50%, 07/01/38	280	292,720

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	$235	$243,890

		21,801,881
Indiana — 4.1%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(a)	840	845,031
5.50%, 01/01/38	3,470	3,489,918
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	375	393,720

		4,728,669
Kentucky — 0.9%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC)(a):
5.25%, 02/01/19	115	115,967
5.25%, 02/01/19	885	892,328

		1,008,295
Louisiana — 2.2%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring(a):
Series A-1 (AGC), 6.00%, 01/01/19	375	377,550
Series A-2 (AGC), 6.00%, 01/01/19	160	161,035
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,000	1,104,120
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	805	817,598

		2,460,303
Maryland — 0.6%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38(c)	645	640,640

Massachusetts — 1.6%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	645	675,773
Massachusetts Development Finance Agency, Refunding RB, Emerson College, 5.00%, 01/01/41	525	546,415

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	$620	$622,660

		1,844,848
Michigan — 1.6%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 07/01/19(a)	1,795	1,845,727
6.25%, 07/01/36	5	5,127

		1,850,854
Minnesota — 4.5%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A, 4.00%, 11/15/48	360	343,631
Series B (AGC), 6.50%, 11/15/18(a)	3,000	3,005,040
Duluth EDA, Refunding RB, Essentia Health Obligated Group, Series A(c):
4.25%, 02/15/48	1,400	1,336,692
5.25%, 02/15/58	475	501,025

		5,186,388
Mississippi — 1.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,190	1,396,572
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	260	293,798

		1,690,370
Nevada — 3.5%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	2,375	2,451,309
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 07/01/19(a)	1,500	1,533,060

		3,984,369
New Jersey — 7.4%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,000	1,069,780
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	530	572,432

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (continued):
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	$980	$984,841
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	20	20,100
State House Project, Series B (BAM), 4.13%, 06/15/39	275	270,672
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	1,400	1,431,360
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series AA, 5.50%, 06/15/39	1,600	1,697,472
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/36	395	424,866
Series A, 5.00%, 06/01/46	1,255	1,295,461
Series A, 5.25%, 06/01/46	325	343,528
Sub-Series B, 5.00%, 06/01/46	315	319,057

		8,429,569
New York — 7.7%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38(c)	1,735	1,711,890
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/29	2,000	2,014,960
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,545	1,575,282
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	140	152,929
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	600	631,428

Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	$2,500	$2,652,450

		8,738,939
North Dakota — 0.1%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 4.25%, 02/15/43(c)	170	163,751

Ohio — 1.7%
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	255	248,477
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,500	1,649,310

		1,897,787
Oklahoma — 1.1%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	400	430,824
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	915	841,946

		1,272,770
Oregon — 0.4%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	475	206,639
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	250	244,965

		451,604

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania — 0.8%
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	$935	$909,680

Rhode Island — 0.4%
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	485	465,285

South Carolina — 8.1%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,470	1,648,296
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/26	1,810	2,031,472
6.00%, 07/01/38	1,155	1,292,433
5.50%, 07/01/41	1,000	1,096,140
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	750	810,248
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	40	42,187
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,795	1,866,405
Series E, 5.25%, 12/01/55	425	449,671

		9,236,852
Texas — 18.8%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	930	1,017,513
City of Frisco Texas ISD, GO, School Building (AGM), 5.50%, 08/15/41	1,210	1,242,247
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	2,560	2,615,424
6.00%, 05/15/19	140	143,069
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
5.38%, 05/15/19	950	967,414
5.38%, 05/15/19	50	50,930
6.00%, 05/15/19	1,945	1,987,109
6.00%, 05/15/19	110	112,411

Security	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 01/01/19(a)	$265	$267,006
6.50%, 07/01/37	835	841,421
Dallas-Fort Worth International Airport, Refunding ARB, Joint Revenue, Series E, AMT, 5.50%, 11/01/27	2,500	2,772,125
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	980	1,023,757
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	730	814,395
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(a)	2,120	2,303,592
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49 (c)	1,545	1,516,572
5.00%, 01/01/50 (c)	310	333,507
1st Tier (AGM), 6.00%, 01/01/21(a)	1,000	1,079,400
1st Tier, Series K-1 (AGC), 5.75%, 01/01/19(a)	1,400	1,408,554
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	420	460,039
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Blueridge Transportation Group, AMT, 5.00%, 12/31/55	525	546,110

		21,502,595
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	380	406,319
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(a)	1,000	1,003,630

		1,409,949
Washington — 2.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	1,000	1,068,300
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/21(a)	725	774,517

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/43(d)	$1,000	$1,039,430

		2,882,247
West Virginia — 0.1%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	85	77,229

Wisconsin — 0.6%
Wisconsin Housing & Economic Development Authority, RB, M/F Housning, WHPC Madison Pool Project, Series A, 4.70%, 07/01/47	660	666,046

Total Municipal Bonds — 133.4% (Cost — $146,619,085)		152,247,755

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 5.8%
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	2,050	2,211,263
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	1,520	1,526,620
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,565	2,828,349

		6,566,232
Connecticut — 1.2%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,216	1,317,423

Security	Par (000)	Value
Georgia — 0.9%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	$1,025	$1,002,233

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,570	1,556,412

Illinois — 0.9%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,004	1,086,574

Nevada — 5.7%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.50%, 07/01/29(a)	1,994	2,041,592
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	4,200	4,465,671

		6,507,263
New Jersey — 2.0%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,291	1,299,012
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	1,000	1,041,348

		2,340,360
New York — 13.0%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,095	1,116,057
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 06/15/44	2,999	3,238,590
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	1,000	1,006,767
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012, 5.75%, 02/15/47(a)(f)	1000	1,075,562

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$3,000	$3,233,656
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	1,770	1,926,618
State of New York Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 03/15/38(a)	3,250	3,291,129

		14,888,379
North Carolina — 0.8%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	902	886,241

Pennsylvania — 1.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,664	1,862,743

Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,832	1,764,860

Texas — 2.3%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 02/01/39(a)(f)	2,609	2,630,417

Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41(a)	1,005	1,028,643

Security	Par (000)	Value
Virginia — 1.7%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(f)	$1,668	$1,921,962

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(f)	1,391	1,338,884

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 40.9% (Cost — $46,360,755)		46,698,626

Total Long-Term Investments — 174.3% (Cost — $192,979,840)		198,946,381

	Shares

Short-Term Securities — 2.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.45%(g)(h)	3,314,143	3,314,474

Total Short-Term Securities — 2.9% (Cost — $3,314,474)		3,314,474

Total Investments — 177.2% (Cost — $196,294,314)		202,260,855
Liabilities in Excess of Other Assets — (4.0)%		(4,637,138)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.7)%		(27,000,556)
VMTP Shares at Liquidation Value — (49.5)%		(56,500,000)

Net Assets Applicable to Common Shares — 100.0%		$114,123,161

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	When-issued security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2019, to June 1, 2026, is $5,937,451.

(g)	Annualized 7-day yield as of period end.

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Quality Fund (MFT)

(h)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	477,450	2,836,693	3,314,143	$3,314,474	$3,012	$(48)	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

ERB — Education Revenue Bonds

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

ISD — Independent School District

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	6	12/19/18	$711	$2,367
Long U.S. Treasury Bond	18	12/19/18	2,486	31,472
5-Year U.S. Treasury Note	13	12/31/18	1,461	6,761

				$40,600

8

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Quality Fund (MFT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial intruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial intruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial intruments is based on the pricing transparency of the investments and and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$198,946,381	$—	$198,946,381
Short-Term Securities	3,314,474	—	—	3,314,474

	$3,314,474	$198,946,381	$—	$202,260,855

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$40,600	$—	$—	$40,600

(a)	See above Schedule of Investments for values in each state.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

9

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Quality Fund (MFT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(26,908,402)	$—	$(26,908,402)
VMTP Shares at Liquidation Value	—	(56,500,000)	—	(56,500,000)

	$—	$(83,408,402)	$—	$(83,408,402)

During the period ended October 31, 2018, there were no transfers between levels.

10

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski

 Chief Executive Officer (principal executive officer) of

 BlackRock MuniYield Investment Quality Fund

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

 Chief Executive Officer (principal executive officer) of

 BlackRock MuniYield Investment Quality Fund

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews

 Chief Financial Officer (principal financial officer) of

 BlackRock MuniYield Investment Quality Fund

Date: December 19, 2018